UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

Annual Report
November 30, 2018

Validea Market Legends ETF
Ticker: VALX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Validea Market Legends ETF

Validea Market Legends ETF

Dear Validea Market Legends ETF Shareholders,

Thank you for your investment in the Validea Market Legends ETF (“VALX”), referred to herein as “the Fund”. The information presented in this letter relates to the performance of the Fund during the twelve-month period ending November 30, 2018 (the “Period”).

The Fund is a passively managed ETF that invests in equity securities selected using Validea Capital’s proprietary investment system, which is based on our interpretation of the published investment strategies of Wall Street legends. In total, Validea Capital runs dozens of distinct fundamentally-based investment approaches, and the Fund is comprised of 100 stocks using 10 distinct “guru”-based models that utilize a wide variety of investment styles, including value, growth, momentum and income. Of the ten unique strategies, the Fund maintains a value investing bias and most of the Fund holdings tend to be in the small and mid-capitalization areas of the market. These portfolio characteristics, which we believe have the potential to be positive contributors to the long term performance of the Fund, have influenced the Fund’s performance in the current fiscal year as discussed below.

Fund and Individual Stock Performance

Over the Period, the Fund lost -2.84% on a market price basis and -2.83% at NAV.

For comparison purposes, the S&P 500 Index, on a total return basis, was up 6.27% for the Period, while the Russell 2000 total index was up 0.57% over the same Period.

The Fund’s best performing positions during this Period included Medifast (MED), Verso (VRS) and Genesco (GCO) while the three worst performers over this Period were Daqo New Energy (DQ), Ferroglobe (GSM) and Entravision Communications (EVC).

In March of this year the Fund converted from an actively managed fund to an index-based fund. The Fund, which now seeks to track the Validea Market Legends Index, a 100 stock index holding the highest rated names using Validea Capital’s quantitative models, can take advantage of the benefits of being a passively managed fund.

We thank you for putting your investment in the Validea Market Legends ETF and for putting your trust in our guru-based investing system and strategies. We look forward to stronger years ahead.

Sincerely,

John P. Reese
Chief Executive Officer

Validea Market Legends ETF

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a current prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk. Principal loss is possible. The Validea Market Legends ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. Shares are not individually redeemable from the Fund and may be acquired or tendered in large creation units only.  The Fund invests in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

The Validea Market Legends Index uses a proprietary, rules-based methodology created by Validea Capital Management, LLC to select companies based on the published stock selection strategies of historically successful investors.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Validea Capital Management, LLC is the Adviser to the Validea Market Legends ETF which is distributed by Quasar Distributors, LLC.

Validea Market Legends ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Fund
Average Annual Returns		Inception	Since
Period Ending November 30, 2018	1 Year	(12/9/2014)	4/1/2018[1]
Validea Market Legends ETF—NAV	-2.83%	3.15%	-4.70%
Validea Market Legends ETF—Market	-2.84%	3.14%	-5.01%
Validea Market Legends Index	N/A	N/A	-4.10%
S&P 500® Index	6.27%	9.88%	5.91%
Russell 2000 Index	0.57%	8.10%	1.07%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 9, 2014 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

[1]	Effective April 1, 2018, the Fund shifted from actively managed to passively managed, seeking to track the performance, before fees and expenses, of the Validea Market Legends Index.

Validea Market Legends ETF

PORTFOLIO ALLOCATION
As of November 30, 2018 (Unaudited)

Percent of
Sector	Net Assets
Manufacturing	43.3%
Finance and Insurance	10.2
Retail Trade	9.5
Information	8.3
Mining, Quarrying, and Oil and Gas Extraction	4.6
Professional, Scientific, and Technical Services	4.3
Wholesale Trade	4.3
Real Estate and Rental and Leasing	3.0
Transportation and Warehousing	2.8
Administrative and Support and Waste Management
and Remediation Services	1.9
Construction	1.7
Arts, Entertainment, and Recreation	1.3
Educational Services	1.1
Closed-End Funds	1.0
Agriculture, Forestry, Fishing and Hunting	0.9
Management of Companies and Enterprises	0.9
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.2
Total	100.0%

 To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2018

Shares	Security Description	Value

	COMMON STOCKS – 96.0%

	Administrative and Support and Waste
	Management and Remediation Services – 1.9%
2,936	ManpowerGroup, Inc.	$238,344
12,072	Waddell & Reed Financial, Inc. – Class A	245,786
		484,130
	Agriculture, Forestry, Fishing and Hunting – 0.9%
20,887	Resolute Forest Products, Inc. (a)	229,130

	Arts, Entertainment, and Recreation – 1.3%
5,656	Planet Fitness, Inc. – Class A (a)	312,324

	Construction – 1.7%
5,441	D.R. Horton, Inc.	202,514
7,047	Toll Brothers, Inc.	232,340
		434,854
	Educational Services – 1.1%
432	Graham Holdings Company – Class B	284,671

	Finance and Insurance – 10.2%
5,481	Athene Holding, Ltd. – Class A (a)	238,369
8,221	Axos Financial, Inc. (a)	256,495
10,573	Blue Hills Bancorp, Inc.	251,003
604	Credit Acceptance Corporation (a)	247,290
8,415	Janus Henderson Group plc	196,911
76,500	Lloyds Banking Group plc – ADR	216,495
13,524	OFG Bancorp	245,866
7,562	Seacoast Banking Corporation of Florida (a)	219,298
1,884	Travelers Companies, Inc.	245,617
5,011	Universal Insurance Holdings, Inc.	219,933
4,541	Walker & Dunlop, Inc.	214,471
		2,551,748
	Information – 7.2%
4,160	AMC Networks, Inc. – Class A (a)	249,018
5,782	Argan, Inc.	251,343
16,565	BT Group plc – ADR	276,801
5,503	China Mobile, Ltd. – ADR	273,719
25,862	Gannett Company, Inc.	268,189

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 96.0% (Continued)

	Information – 7.2% (Continued)
9,771	MSG Networks, Inc. – Class A (a)	$261,667
10,293	Vodafone Group plc – ADR	221,197
		1,801,934
	Management of Companies and Enterprises – 0.9%
6,473	American Equity Investment Life Holding Company	220,924

	Manufacturing – 42.3%
4,366	Advanced Energy Industries, Inc. (a)	205,377
2,499	Aerovironment, Inc. (a)	191,423
10,502	Applied Optoelectronics, Inc. (a)	216,236
338	Atrion Corporation	261,348
12,111	Axcelis Technologies, Inc. (a)	241,251
2,856	China Petroleum & Chemical Corporation – ADR	243,731
13,924	Cohu, Inc.	272,910
9,847	Cooper Tire & Rubber Company	336,767
4,568	Deluxe Corporation	229,999
7,269	Eni SpA – ADR	234,425
44,433	Ferroglobe plc	98,197
17,101	GrafTech International, Ltd.	270,367
14,289	HP, Inc.	328,647
7,882	Huntsman Corporation	159,374
2,465	Ingredion, Inc.	257,494
16,190	Innoviva, Inc. (a)	295,629
1,850	Inogen, Inc. (a)	272,616
9,737	Kulicke & Soffa Industries, Inc.	210,319
1,474	Lam Research Corporation	231,359
3,337	LCI Industries	258,217
1,412	Lear Corporation	192,385
8,590	Louisiana-Pacific Corporation	196,367
6,002	Lumentum Holdings, Inc. (a)	266,909
2,170	LyondellBasell Industries NV – Class A	202,483
6,772	Methode Electronics, Inc.	205,192
5,001	Micron Technology, Inc. (a)	192,839
3,377	MKS Instruments, Inc.	264,959
36,384	Oclaro, Inc. (a)	293,619
3,474	Oshkosh Corporation	247,800

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 96.0% (Continued)

	Manufacturing – 42.3% (Continued)
3,798	POSCO – ADR	$209,726
2,959	Reliance Steel & Aluminum Company	238,052
2,418	Sanderson Farms, Inc.	273,621
8,008	Skechers U.S.A., Inc. – Class A (a)	216,216
8,003	SMART Global Holdings, Inc. (a)	274,423
3,138	Tech Data Corporation (a)	282,263
5,060	Tenneco, Inc. – Class A	170,775
7,349	Ternium S.A. – ADR	213,268
1,808	Toyota Motor Corporation – ADR	219,636
7,093	Tupperware Brands Corporation	269,250
2,197	United Therapeutics Corporation (a)	259,466
6,975	Universal Forest Products, Inc.	192,929
15,066	Verso Corporation (a)	379,965
12,898	Vishay Intertechnology, Inc.	268,923
4,191	Western Digital Corporation	190,229
		10,536,981
	Mining, Quarrying, and Oil and Gas Extraction – 4.6%
17,307	Antero Resources Corporation (a)	227,241
14,247	Renewable Energy Group, Inc. (a)	383,957
10,284	Teck Resources, Ltd. – Class B	208,765
55,530	W&T Offshore, Inc. (a)	322,629
		1,142,592
	Professional, Scientific, and Technical Services – 4.3%
6,580	Heidrick & Struggles International, Inc.	241,223
14,789	Interpublic Group of Companies, Inc.	347,541
8,693	NetScout Systems, Inc. (a)	232,799
3,069	SYNNEX Corporation	247,791
		1,069,354
	Real Estate and Rental and Leasing – 3.0%
25,776	Annaly Capital Management, Inc. #	258,791
1,618	Jones Lang LaSalle, Inc.	231,698
14,450	New Residential Investment Corporation #	248,540
		739,029

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 96.0% (Continued)

	Retail Trade – 9.5%
18,138	Bed Bath & Beyond, Inc.	$233,617
2,126	Children’s Place, Inc.	275,615
3,898	CVS Health Corporation	312,620
2,461	Express Scripts Holding Company (a)	249,718
5,673	Foot Locker, Inc.	319,957
7,223	L Brands, Inc.	239,153
13,966	Michaels Companies, Inc. (a)	237,003
3,954	Signet Jewelers, Ltd.	208,376
6,257	Weis Markets, Inc.	286,571
		2,362,630
	Transportation and Warehousing – 2.8%
2,482	Copa Holdings S.A. – Class A	211,045
13,379	JetBlue Airways Corporation (a)	261,158
11,355	Marten Transport, Ltd.	221,195
		693,398
	Wholesale Trade – 4.3%
2,201	Acuity Brands, Inc.	286,174
3,061	AmerisourceBergen Corporation	272,123
3,251	Arrow Electronics, Inc. (a)	250,230
9,217	Schnitzer Steel Industries, Inc. – Class A	258,168
		1,066,695
	TOTAL COMMON STOCKS (Cost $23,810,324)	23,930,394

	PREFERRED STOCKS – 2.1%

	Information – 1.1%
23,309	Telefonica Brasil S.A. – ADR	276,211

	Manufacturing – 1.0%
8,916	Braskem S.A.	251,253
	TOTAL PREFERRED STOCKS (Cost $560,197)	527,464

	CLOSED-END FUNDS – 1.0%
15,190	Ares Capital Corporation	258,838
	TOTAL CLOSED-END FUNDS (Cost $241,829)	258,838

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.7%
177,415	Morgan Stanley Institutional Liquidity Funds –
	Treasury Portfolio, Institutional Class, 2.10% *	$177,415
	TOTAL SHORT-TERM INVESTMENTS (Cost $177,415)	177,415
	TOTAL INVESTMENTS – 99.8% (Cost $24,789,765)	24,894,111
	Other Assets in Excess of Liabilities – 0.2%	45,345
	NET ASSETS – 100.0%	$24,939,456

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
#	Real Estate Investments Trust (“REIT”)
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018

ASSETS
Investments in securities, at value (Cost $24,789,765)	$24,894,111
Cash	6,110
Dividends and interest receivable	55,293
Total assets	24,955,514

LIABILITIES
Management fees payable	16,058
Total liabilities	16,058

NET ASSETS	$24,939,456

Net assets consist of:
Paid-in capital	$26,051,258
Total distributable earings/(accumulated deficit)	(1,111,802)
Net assets	$24,939,456

Net asset value:
Net assets	$24,939,456
Shares outstanding^	900,000
Net asset value, offering and redemption price per share	$27.71

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2018

INCOME
Dividends (net of foreign taxes withheld of $19,239)	$490,087
Interest	2,980
Total investment income	493,067

EXPENSES
Management fees	207,667
Total expenses	207,667
Net investment income (loss)	285,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,783,772
Change in unrealized appreciation (depreciation) on investments	(2,823,120)
Net realized and unrealized gain (loss) on investments	(1,039,348)
Net increase (decrease) in net assets
resulting from operations	$(753,948)

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
OPERATIONS
Net investment income (loss)	$285,400	$247,541
Net realized gain (loss) on investments
and foreign currency	1,783,772	3,442,656
Change in unrealized appreciation
(depreciation) on investments	(2,823,120)	(852,752)
Net increase (decrease) in net assets
resulting from operations	(753,948)	2,837,445

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(238,986)	(189,722	)(1)
Total distributions to shareholders	(238,986)	(189,722)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,387,780	1,362,805
Payments for shares redeemed	(7,354,180)	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	33,600	1,362,805
Net increase (decrease) in net assets	$(959,334)	$4,010,528

NET ASSETS
Beginning of year	$25,898,790	$21,888,262
End of year	$24,939,456	$25,898,790	(2)

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
	Shares	Shares
Subscriptions	250,000	50,000
Redemptions	(250,000)	—
Net increase (decrease)	—	50,000

(1)	Distribution is derived entirely from net investment income for the Fund.
(2)	Includes undistributed (accumulated) net investment income (loss) of $196,819.

Validea Market Legends ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2018	2017	2016	2015(1)
Net asset value, beginning
of year/period	$28.78	$25.75	$24.21	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.32	0.28	0.15	0.05
Net realized and
unrealized gain (loss)
on investments	(1.12)	2.97	1.45	(0.84)
Total from
investment operations	(0.80)	3.25	1.60	(0.79)

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)	(0.22)	(0.06)	—
Total distributions	(0.27)	(0.22)	(0.06)	—

Net asset value,
end of year/period	$27.71	$28.78	$25.75	$24.21

Total return	(2.83)%	12.69%	6.65%	(3.16	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$24,939	$25,899	$21,888	$23,000

RATIOS TO AVERAGE
NET ASSETS:
Expenses to
average net assets	0.79%	0.79%	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	1.09%	1.04%	0.66%	0.22	%(4)

Portfolio turnover rate(5)	122%	133%	124%	103	%(3)

(1)	Inception date of December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). On April 1, 2018, the Fund switched from an actively managed fund to a passively managed fund that now follows the Validea Market Legends Index, a rules-based index substantially similar to the quantitative investment methodology applicable to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Validea Market Legends Index. The Fund commenced operations on December 9, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, closed-end funds, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,930,394	$—	$—	$23,930,394
Preferred Stocks	527,464	—	—	527,464
Closed-End Funds	258,838	—	—	258,838
Short-Term Investments	177,415	—	—	177,415
Total Investments
in Securities	$24,894,111	$—	$—	$24,894,111

^ See Schedule of Investments for breakout of investments by sector.

For the year ended November 30, 2018, the Fund did not recognize any transfers to or from Level 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Rights
Balance as of December 1, 2017	$—
Accrued discounts/premiums	—
Realized gain (loss)	3,450
Change in unrealized net depreciation	—
Purchases	—
(Sales)	(3,450)
Transfer in/(out) of Level 3	—
Balance as of November 30, 2018$—
Change in unrealized appreciation (depreciation) of Level 3
investments held at November 30, 2018	$—

B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended November 30, 2018, the following table shows the reclassifications made:

Distributable Earnings/
(Accumulated Deficit)	Paid-In Capital
$(2,743,683)	$2,743,683

During the year ended November 30, 2018, the Fund realized $2,743,683 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid in capital.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to November 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC. (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountants. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended November 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $31,691,556 and $32,059,785, respectively.

During the year ended November 30, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended November 30, 2018, in-kind transactions associated with creations were $7,387,766 and redemptions were $6,784,202.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at November 30, 2018 were as follows:

Tax cost of investments	$24,806,247
Gross tax unrealized appreciation	$1,757,741
Gross tax unrealized depreciation	(1,669,877)
Total unrealized appreciation/(depreciation)	87,864
Undistributed ordinary income	244,761
Undistributed long term capital gains	—
Accumulated gain/(loss)	244,761
Other accumulated gain/(loss)	(1,444,427)
Distributable earnings/(accumulated deficit)	$(1,111,802)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of November 30, 2018, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of November 30, 2018, the Fund had a short-term capital loss carryforward of $1,444,427. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the year ended November 30, 2018 and year ended November 30, 2017 were as follows:

	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Ordinary Income	$238,986	$189,722

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such a fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Validea Market Legends ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Validea Market Legends ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Validea Market Legends ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
January 28, 2019

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	45	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly	45	Independent
Born: 1956		term;	Managing Director and		Trustee, PPM
		since	General Counsel, Artisan		Funds
		2018	Partners Limited Partnership		(9 portfolios)
			(investment adviser) (2000–		(since 2018).
2013); Executive Vice
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment Management
		Chairman	(2011–2013).
since
2013

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President,
		since 2019	U.S. Bancorp Fund Services, LLC (2013–2014).

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP (law firm)
	and	since 2014	(2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2018	November 30, 2018	During the Period(1)
Actual	$1,000.00	$ 938.40	$3.84
Hypothetical (5% annual	$1,000.00	$1,021.11	$4.00
return before expenses)

(1)       The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 4, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Validea Capital Management, LLC (the “Adviser”) and the Trust, on behalf of the Validea Market Legends ETF (the “Fund” or “VALX”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to VALX. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to VALX. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to VALX, such as monitoring adherence to VALX’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance. The Board noted that, effective April 1, 2018, the Fund’s investment objective changed from seeking capital appreciation, with a secondary focus on income, as an actively-managed ETF to tracking the performance, before fees and expenses, of the Validea Market Legends Index. Consequently, the Board considered that, in the future, the Board would focus on the extent to which VALX achieved its investment objective as a passively-managed fund. The Board noted that it had received information regarding VALX’s performance as of June 30, 2018 in the Materials, but that such information was not a significant factor for their consideration because it primarily reflected the performance of the Fund as an actively-managed ETF.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for VALX and compared it to the universe of Mid-Cap Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that, while the expense ratio for VALX was significantly higher than the median of its Category Peer Group, the Category Peer Group contained a significant number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for VALX was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying VALX’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with VALX, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as VALX grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Validea Market Legends ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended November 30, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.0%.

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended November 30, 2018 was 88.28%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Validea Market Legends ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.valideafunds.com.

Adviser
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut 06107

Index Provider
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut 06107

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2018	FYE 11/30/2017
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2018	FYE 11/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2018	FYE 11/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principle financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    February 8, 2019

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    February 8, 2019